                             PACIFIC SELECT CHOICE

           Flexible Premium Variable Universal Life Insurance Policy

                    Issued by Pacific Life Insurance Company

                     Supplement dated December 17, 1999 to
                          Prospectus dated May 1, 1999

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
                                              This supplement changes the Prospectus to reflect the following effective
                                              January 1, 2000:

                                              --------------------------------------------------------------------------------
Two New Variable Investment                   The two new Variable Investment Options are added to the list on page 1 of the
Options Are Available                         Prospectus and the definition of Variable Account on page 3 of the Prospectus.
                                              References to the 18 Variable Investment Options throughout the Prospectus are
 . Diversified Research                        changed to refer to 20 Variable Investment Options.
 . International Large-Cap

                                              --------------------------------------------------------------------------------
The Names of Two Variable                     The Growth Variable Investment Option is now called the Small-Cap Equity
Investment Options Are Changed                Variable Investment Option.

                                              The International Variable Investment Option is now called the International
                                              Value Variable Investment Option.

                                              These new names reflect the change in name of the underlying Portfolios of
                                              Pacific Select Fund. Throughout the Prospectus or supplement thereof, any reference to the Growth or International Portfolio, Variable Account or
                                              Variable Investment Option is changed to refer to the Small-Cap Equity or
                                              International Value Portfolio, Variable Account or Variable Investment Option,
                                              respectively.

                                              --------------------------------------------------------------------------------
An Overview of Pacific Select Choice          The following is added to the chart under Fees and Expenses Paid by the Pacific
Is Amended                                    Select Fund:

                                              -------------------------------------------------------------------------------
                                              Portfolio                 Advisory Fee    Other Expenses    Total Expenses+
                                              -------------------------------------------------------------------------------
                                              Diversified Research*        0.90%            0.05%              0.95%
                                              International Large-Cap*     1.05%            0.15%              1.20%

                                              * Expenses are estimated. There were no actual advisory fees or other expenses for these Portfolios in 1998 because the Portfolios started on January 3,
                                                2000. See page 13 of the Prospectus for information about expense caps through December 31, 2000 for these Portfolios.

                                              + Effective January 1, 2000, the Fund will implement a brokerage enhancement
                                                12b-1 plan, under which brokerage transactions may be placed with broker-
                                                dealers in return for credits that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's Distributor may defray expenses which it would otherwise incur for distribution. If you assume the credits are a direct Fund expense, the expense would have no effect on Other Expenses shown above.

                                              The expenses for Equity Index in the chart under Fees and Expenses Paid by the
                                              Pacific Select Fund are replaced with the following:

                                              -------------------------------------------------------------------------------
                                              Portfolio                 Advisory Fee    Other Expenses    Total Expenses+
                                              -------------------------------------------------------------------------------
                                              Equity Index                 0.25%             0.05%              0.30%

                                                                                                                            1
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                                              --------------------------------------------------------------------------------
The Following Portfolios Have New             Alliance Capital Management L.P. is the Portfolio Manager of the Emerging
Portfolio Managers                            Markets Portfolio.

                                              Mercury Asset Management US is the Portfolio Manager of the Equity Index and
                                              Small-Cap Index Portfolios.

                                              --------------------------------------------------------------------------------
Your Investment Options Is                    The chart on page 14 of the Prospectus is replaced with the chart on page 3 of
Amended                                       this supplement.

                                              --------------------------------------------------------------------------------
Illustrations Is Amended                      The seventh and eighth bullet points under Assumptions are replaced:

                                              . Illustrations 1 through 6 assume total annual advisory fees and expenses of
                                                .80% of total average daily net assets of the Fund. This reflects average advisory fees of .72% and average expenses of .08% based upon fees and expenses of Portfolios available as Investment Options under the Policy.

                                              . Illustrations 7 and 8 assume total annual advisory fees and expenses of .68%
                                                of total average daily net assets of the Fund. This reflects weighted average advisory fees of .61% and weighted average expenses of .07% based upon fees and expenses of Portfolios available as Investment Options under the Policy.

                                              The second bullet point under Things to keep in mind is replaced:

                                              . After we've deducted the charges and fund expenses described in the assumptions above, the illustrated gross annual investment rates of return of
                                                0%, 6% and 12% correspond to approximate net annual rates of return of -.80%,
                                                5.15%, and 11.10% for illustrations 1 through 6 and -.68%, 5.28%, and 11.24%
                                                for illustrations 7 and 8.

                                              Illustrations 1 through 8 are replaced with pages 4 through 11 of this supplement.
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2
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  THE FUND'S PROSPECTUS ACCOMPANIES THIS PROSPECTUS AND SHOULD BE READ
CAREFULLY BEFORE INVESTING.

                                                           Primary Investments
Portfolio               Objective                          (under normal circumstances)         Portfolio Manager
-----------------------------------------------------------------------------------------------------------------------
Aggressive Equity       Capital appreciation.               Equity securities of small           Alliance Capital
                                                            emerging-growth companies            Management L.P.
                                                            and medium-sized
                                                            companies.
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets        Long-term growth of capital.        Equity securities of                 Alliance Capital
                                                            companies that are located           Management L.P.
                                                            in countries generally
                                                            regarded as "emerging
                                                            market" countries.
-----------------------------------------------------------------------------------------------------------------------
Diversified Re-         Long-term growth of capital.        Equity securities of U.S.            Capital Guardian
search                                                      companies and securities             Trust Company
                                                            whose principal markets
                                                            are in the U.S.
-----------------------------------------------------------------------------------------------------------------------
Small-Cap Equity        Growth of capital.                  Equity securities of                 Capital Guardian
(formerly called                                            smaller and medium-sized             Trust Company
Growth)                                                     companies.
-----------------------------------------------------------------------------------------------------------------------
International           Long-term growth of capital.        Equity securities of non-            Capital Guardian
Large-Cap                                                   U.S. companies and                   Trust Company
                                                            securities whose principal
                                                            markets are outside of the
                                                            U.S.
-----------------------------------------------------------------------------------------------------------------------
Bond and Income         Total return and income             A wide range of fixed                Goldman Sachs
                        consistent with prudent             income securities with               Asset Management
                        investment management.              varying terms to maturity,
                                                            with an emphasis on long-
                                                            term bonds.
-----------------------------------------------------------------------------------------------------------------------
Equity                  Capital appreciation.               Equity securities of large           Goldman Sachs
                        Current income is of                U.S. growth-oriented                 Asset Management
                        secondary importance.               companies.
-----------------------------------------------------------------------------------------------------------------------
Multi-Strategy          High total return.                  A mix of equity and fixed            J.P. Morgan
                                                            income securities.                   Investment Management
                                                                                                  Inc.
-----------------------------------------------------------------------------------------------------------------------
Equity Income           Long-term growth of capital         Equity securities of large           J.P. Morgan
                        and income.                         and medium-sized dividend-           Investment Management
                                                            paying U.S. companies.               Inc.
-----------------------------------------------------------------------------------------------------------------------
Growth LT               Long-term growth of capital         Equity securities of a               Janus Capital
                        consistent with the                 large number of companies            Corporation
                        preservation of capital.            of any size.
-----------------------------------------------------------------------------------------------------------------------
Mid-Cap Value           Capital appreciation.               Equity securities of                 Lazard Asset
                                                            medium-sized U.S.                    Management
                                                            companies believed to be
                                                            undervalued.
-----------------------------------------------------------------------------------------------------------------------
Equity Index            Investment results that             Equity securities of                 Mercury Asset
                        correspond to the total             companies that are                   Management US
                        return of common stocks             included in the Standard &
                        publicly traded in the U.S.         Poor's 500 Composite Stock
                                                            Price Index.
-----------------------------------------------------------------------------------------------------------------------
Small-Cap Index         Investment results that             Equity securities of                 Mercury Asset
                        correspond to the total             companies that are                   Management US
                        return of an index of small         included in the Russell
                        capitalization companies.           2000 Small Stock Index.
-----------------------------------------------------------------------------------------------------------------------
REIT                    Current income and long-term        Equity securities of real            Morgan Stanley Asset
                        capital appreciation.               estate investment trusts.            Management
-----------------------------------------------------------------------------------------------------------------------
International           Long-term capital                   Equity securities of                 Morgan Stanley Asset
Value                   appreciation primarily              companies of any size                Management
(formerly called        through investment in equity        located in developed
International)          securities of corporations          countries outside of the
                        domiciled in countries other        U.S.
                        than the United States.
-----------------------------------------------------------------------------------------------------------------------
Government              Maximize total return               Fixed income securities              Pacific Investment
Securities              consistent with prudent             that are issued or                   Management Company
                        investment management.              guaranteed by the U.S.
                                                            government, its agencies
                                                            or government-sponsored
                                                            enterprises.
-----------------------------------------------------------------------------------------------------------------------
Managed Bond            Maximize total return               Medium and high-quality              Pacific Investment
                        consistent with prudent             fixed income securities              Management Company
                        investment management.              with varying terms to
                                                            maturity.
-----------------------------------------------------------------------------------------------------------------------
Money Market            Current income consistent           Highest quality money                Pacific Life
                        with preservation of                market instruments
                        capital.                            believed to have limited
                                                            credit risk.
-----------------------------------------------------------------------------------------------------------------------
High Yield Bond         High level of current               Fixed income securities              Pacific Life
                        income.                             with lower and medium-
                                                            quality credit ratings and
                                                            intermediate to long terms
                                                            to maturity.
-----------------------------------------------------------------------------------------------------------------------
Large-Cap Value         Long-term growth of capital.        Equity securities of large           Salomon Brothers
                        Current income is of                U.S. companies.                      Asset Management Inc
                        secondary importance.
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                      3
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
ILLUSTRATIONS
                                              -------------------------------------------------------------------------------

                                              Illustration 1
                                              Death benefit Option A and guideline premium test at current cost of insurance rates
                                              Based on average annual advisory fees and expenses of the Portfolios

                                              DEATH BENEFIT OPTION A
                                              GUIDELINE PREMIUM TEST
                                              FACE AMOUNT:$559,458
                                              MALE NONSMOKER ISSUE AGE 40
                                              ANNUAL PREMIUM:$10,000
                                              ------------------------------------------------------------------------------
Flexible premium variable universal life                    Total
Illustration of death benefits, Accumulated                 premiums
Values and Net Cash Surrender values.         End of        paid plus         End of year DEATH BENEFIT assuming
                                              Policy        interest at       hypothetical gross annual investment return of
All premium payments are illustrated as if    Year             5%                0%                6%                12%
made at the beginning of the Policy Year.     ------------------------------------------------------------------------------
                                               1             $10,500          $559,458          $559,458            $559,458
This illustration assumes no Policy loans      2             $21,525          $559,458          $559,458            $559,458
or Partial Withdrawals have been made.         3             $33,101          $559,458          $559,458            $559,458
                                               4             $45,256          $559,458          $559,458            $559,458
The death benefits, Accumulated Values         5             $58,019          $559,458          $559,458            $559,458
and Net Cash Surrender Values will differ if   6             $71,420          $559,458          $559,458            $559,458
premiums are paid in different amounts or      7             $85,491          $559,458          $559,458            $559,458
frequencies.                                   8            $100,266          $559,458          $559,458            $559,458
                                               9            $115,779          $559,458          $559,458            $559,458
The hypothetical investment rates shown       10            $132,068          $559,458          $559,458            $559,458
above and elsewhere in this prospectus are    15            $226,575          $559,458          $559,458            $559,458
illustrative only and should not be           20            $347,192          $559,458          $559,458            $672,046
interpreted as a representation of past or    25            $501,134          $559,458          $559,458          $1,103,363
future investment results. Actual rates of    30            $697,607          $559,458          $586,012          $1,831,418
return may be more or less than those shown   35            $948,362          $559,458          $747,824          $2,904,204
and will depend on a number of  factors,      ------------------------------------------------------------------------------
including the investment allocations made                End of year                        End of year
to Variable Accounts by the Owner and the                ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
experience of the Accounts. No                End of     assuming hypothetical gross        assuming hypothetical gross
representation  can be made by us, the        Policy     annual investment return of        annual investment return of
Separate Account or the Fund that these       Year          0%          6%         12%          0%         6%         12%
hypothetical rates of return can be           ------------------------------------------------------------------------------
achieved for any one year or sustained over    1           $5,308     $5,678       $6,050     $3,350     $3,720       $4,092
any period of time.                            2          $10,818    $11,899      $13,026    $10,113    $11,195      $12,322
                                               3          $16,967    $19,162      $21,537    $15,009    $17,204      $19,579
This is an illustration only. An               4          $24,364    $28,169      $32,434    $22,406    $26,211      $30,476
illustration is not intended to predict        5          $31,649    $37,577      $44,466    $29,690    $35,619      $42,508
actual performance. Interest rates,            6          $38,776    $47,357      $57,704    $37,209    $45,791      $56,138
dividends, and values set forth in the         7          $45,742    $57,523      $72,275    $44,567    $56,348      $71,100
illustration are not guaranteed.               8          $52,564    $68,107      $88,336    $51,780    $67,323      $87,552
                                               9          $59,266    $79,156     $106,075    $58,874    $78,763     $105,683
                                              10          $65,992    $90,843     $125,833    $65,992    $90,843     $125,833
                                              15          $98,906   $160,124     $265,891    $98,906   $160,124     $265,891
                                              20         $126,119   $245,518     $501,527   $126,119   $245,518     $501,527
                                              25         $147,742   $357,386     $904,396   $147,742   $357,386     $904,396
                                              30         $162,065   $505,183   $1,578,808   $162,065   $505,183   $1,578,808
                                              35         $167,974   $698,901   $2,714,209   $167,974   $698,901   $2,714,209
                                              ------------------------------------------------------------------------------

4
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
                                              ---------------------------------------------------------------------------------

                                              Illustration 2
                                              Death benefit Option A and guideline premium test at guaranteed cost of insurance rates
                                              Based on average annual advisory fees and expenses of the Portfolios

                                              DEATH BENEFIT OPTION A
                                              GUIDELINE PREMIUM TEST
                                              FACE AMOUNT:$559,458
                                              MALE NONSMOKER ISSUE AGE 40
                                              ANNUAL PREMIUM:$10,000

                                              ---------------------------------------------------------------------------------
Flexible premium                                        Total
variable universal life                                 premiums
Illustration of death benefits, Accumulated   End of    paid plus             End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.         Policy    interest at           hypothetical gross annual investment return of
                                              Year        5%                     0%                  6%                 12%
All premium payments are illustrated as if    ---------------------------------------------------------------------------------
made at the beginning of the Policy Year.      1         $10,500              $559,458            $559,458             $559,458
                                               2         $21,525              $559,458            $559,458             $559,458
This illustration assumes no Policy loans or   3         $33,101              $559,458            $559,458             $559,458
Partial Withdrawals have been made.            4         $45,256              $559,458            $559,458             $559,458
                                               5         $58,019              $559,458            $559,458             $559,458
*Additional payment will be required to        6         $71,420              $559,458            $559,458             $559,458
prevent Policy termination.                    7         $85,491              $559,458            $559,458             $559,458
                                               8        $100,266              $559,458            $559,458             $559,458
The death benefits, Accumulated Values         9        $115,779              $559,458            $559,458             $559,458
and Net Cash Surrender Values will differ     10        $132,068              $559,458            $559,458             $559,458
if premiums are paid in different amounts     15        $226,575              $559,458            $559,458             $559,458
or frequencies.                               20        $347,192              $559,458            $559,458             $592,497
                                              25        $501,134              $559,458            $559,458             $969,748
The hypothetical investment rates shown       30        $697,607              $559,458            $559,458           $1,594,216
above and elsewhere in this prospectus        35        $948,362                    $0*           $559,458           $2,496,976
are illustrative only and should not be       ---------------------------------------------------------------------------------
interpreted as a representation of past                 End of year                            End of year
or future investment results. Actual rates              ACCUMULATED VALUE                      NET CASH SURRENDER VALUE
of return may be more or less than those      End of    assuming hypothetical gross            assuming hypothetical gross
shown and will depend on a number of          Policy    annual investment return of            annual investment return of
factors, including the investment             Year        0%          6%          12%             0%          6%         12%
allocations made to Variable Accounts by      ---------------------------------------------------------------------------------
the Owner and the experience of the            1         $5,203      $5,570        $5,939       $3,245      $3,612       $3,981
Accounts. No representation can be made by     2        $10,374     $11,435       $12,542       $9,670     $10,731      $11,838
us, the Separate Account or the Fund that      3        $16,066     $18,200       $20,511      $14,108     $16,241      $18,552
these hypothetical rates of return can be      4        $22,871     $26,542       $30,663      $20,913     $24,584      $28,705
achieved for any one year or sustained over    5        $29,429     $35,110       $41,727      $27,471     $33,152      $39,769
any period of time.                            6        $35,727     $43,901       $53,786      $34,161     $42,334      $52,220
                                               7        $41,767     $52,924       $66,952      $40,591     $51,749      $65,777
This is an illustration only. An               8        $47,539     $62,185       $81,338      $46,756     $61,401      $80,555
illustration is not intended to predict        9        $53,077     $71,727       $97,119      $52,685     $71,334      $96,726
actual performance. Interest rates,           10        $58,491     $81,686      $114,581      $58,491     $81,686     $114,581
dividends, and values set forth in the        15        $82,331    $138,300      $236,623      $82,331    $138,300     $236,623
illustration are not guaranteed.              20        $95,422    $203,174      $442,162      $95,422    $203,174     $442,162
                                              25        $93,990    $282,009      $794,875      $93,990    $282,009     $794,875
                                              30        $64,669    $378,489    $1,374,324      $64,669    $378,489   $1,374,324
                                              35             $0*   $510,942    $2,333,623           $0*   $510,942   $2,333,623
                                              ---------------------------------------------------------------------------------
                                                                                                                              5
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
ILLUSTRATIONS
                                              ------------------------------------------------------------------------------

                                              Illustration 3
                                              Death benefit Option B and guideline premium test at current cost of insurance rates
                                              Based on average annual advisory fees and expenses of the Portfolios

                                              DEATH BENEFIT OPTION B
                                              GUIDELINE PREMIUM TEST
                                              FACE AMOUNT:$172,202
                                              MALE NONSMOKER ISSUE AGE 40
                                              PREMIUM:$10,000

                                              -----------------------------------------------------------------------------
Flexible premium                                           Total
variable universal life                                    premiums
Illustration of death benefits, Accumulated   End of       paid plus         End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.         Policy       interest at       hypothetical gross annual investment return of
                                              Year            5%                0%                6%                12%
All premium payments are illustrated as if    -----------------------------------------------------------------------------
made at the beginning of the Policy Year.      1            $10,500          $178,083          $178,458            $178,833
                                               2            $21,525          $185,479          $186,682            $187,930
This illustration assumes no Policy loans      3            $33,101          $193,938          $196,514            $199,281
or Partial Withdrawals have been made.         4            $45,256          $202,261          $206,768            $211,791
                                               5            $58,019          $210,474          $217,490            $225,608
The death benefits, Accumulated Values and     6            $71,420          $218,710          $228,839            $241,014
Net Cash Surrender Values will differ if       7            $85,491          $226,795          $240,660            $257,976
premiums are paid in different amounts or      8           $100,266          $234,735          $252,975            $276,660
frequencies.                                   9           $115,779          $242,528          $265,803            $297,238
                                              10           $132,068          $250,181          $279,170            $319,908
The hypothetical investment rates shown       15           $226,575          $288,559          $358,769            $482,816
above and elsewhere in this prospectus are    20           $347,192          $323,171          $457,712            $766,507
illustrative only and should not be           25           $501,134          $355,315          $585,157          $1,246,689
interpreted as a representation of past or    30           $697,607          $383,079          $745,341          $2,058,943
future investment results. Actual rates of    35           $948,362          $405,954          $947,089          $3,255,816
return may be more or less than those shown   -----------------------------------------------------------------------------
and will depend on a number of factors,                 End of year                        End of year
including the investment allocations made               ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
to Variable Accounts by the Owner and the     End of    assuming hypothetical gross        assuming hypothetical gross
experience of the accounts. No                Policy    annual investment return of        annual investment return of
representation can be made by us, the         Year         0%         6%          12%          0%         6%         12%
Separate Account or the Fund that these       -----------------------------------------------------------------------------
hypothetical rates of return can be achieved   1          $5,881     $6,256       $6,631     $5,713     $6,088       $6,463
for any one year or sustained over any         2         $13,277    $14,480      $15,728    $13,755    $14,958      $16,206
period of time.                                3         $21,736    $24,312      $27,079    $21,134    $23,709      $26,476
                                               4         $30,059    $34,566      $39,589    $29,456    $33,963      $38,987
This is an illustration only. An               5         $38,271    $45,287      $53,406    $37,669    $44,685      $52,803
illustration is not intended to predict        6         $46,508    $56,637      $68,811    $46,026    $56,155      $68,329
actual performance. Interest rates,            7         $54,593    $68,458      $85,774    $54,231    $68,096      $85,412
dividends, and values set forth in the         8         $62,533    $80,773     $104,458    $62,292    $80,532     $104,217
illustration are not guaranteed.               9         $70,326    $93,601     $125,036    $70,205    $93,480     $124,915
                                              10         $77,979   $106,968     $147,706    $77,979   $106,968     $147,706
                                              15        $116,357   $186,567     $307,526   $116,357   $186,567     $307,526
                                              20        $150,969   $285,509     $572,020   $150,969   $285,509     $572,020
                                              25        $183,113   $412,955   $1,021,876   $183,113   $412,955   $1,021,876
                                              30        $210,877   $573,139   $1,774,951   $210,877   $573,139   $1,774,951
                                              35        $233,751   $774,887   $3,042,819   $233,751   $774,887   $3,042,819
                                              -----------------------------------------------------------------------------

                                              ------------------------------------------------------------------------------

                                              Illustration 4
                                              Death benefit Option B and guideline premium test at guaranteed cost of insurance rates
                                              Based on average annual advisory fees and expenses of the Portfolios

                                              DEATH BENEFIT OPTION B
                                              GUIDELINE PREMIUM TEST
                                              FACE AMOUNT:$172,202
                                              MALE NONSMOKER ISSUE AGE 40
                                              GUIDELINE SINGLE PREMIUM:$10,000

                                              -----------------------------------------------------------------------------
Flexible premium                                           Total
variable universal life                                    premiums
Illustration of death benefits, Accumulated   End of       paid plus         End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.         Policy       interest at       hypothetical gross annual investment return of
                                              Year             5%               0%                6%                12%
All premium payments are illustrated as if    -----------------------------------------------------------------------------
made at the beginning of the Policy Year.      1            $10,500          $178,051          $178,424            $178,798
                                               2            $21,525          $185,318          $186,514            $187,755
This illustration assumes no Policy loans      3            $33,101          $193,611          $196,164            $198,908
or Partial Withdrawals have been made.         4            $45,256          $201,724          $206,182            $211,152
                                               5            $58,019          $209,682          $216,606            $224,623
The death benefits, Accumulated Values and     6            $71,420          $217,628          $227,605            $239,606
Net Cash Surrender Values will differ if       7            $85,491          $225,389          $239,020            $256,062
premiums are paid in different amounts or      8           $100,266          $232,962          $250,863            $274,136
frequencies.                                   9           $115,779          $240,347          $263,149            $293,991
                                              10           $132,068          $247,538          $275,889            $315,801
The hypothetical investment rates shown       15           $226,575          $282,690          $350,731            $468,412
above and elsewhere in this prospectus are    20           $347,192          $312,249          $441,405            $731,979
illustrative only and should not be           25           $501,134          $336,424          $554,537          $1,179,482
interpreted as a representation of past or    30           $697,607          $350,037          $689,030          $1,922,856
future investment results. Actual rates of    35           $948,362          $347,760          $844,592          $2,997,479
return may be more or less than those shown   -----------------------------------------------------------------------------
and will depend on a number of factors,                 End of year                        End of year
including the investment allocations made               ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
to Variable Accounts by the Owner and the     End of    assuming hypothetical gross        assuming hypothetical gross
experience of the Accounts. No                Policy    annual investment return of        annual investment return of
representation can be made by us, the         Year         0%         6%         12%          0%         6%         12%
Separate Account or the Fund that these       -----------------------------------------------------------------------------
hypothetical rates of return can be achieved   1          $5,849     $6,222       $6,596     $5,681     $6,054       $6,428
for any one year or sustained over any         2         $13,116    $14,312      $15,553    $13,594    $14,790      $16,030
period of time.                                3         $21,409    $23,962      $26,706    $20,807    $23,359      $26,104
                                               4         $29,522    $33,979      $38,950    $28,919    $33,377      $38,347
This is an illustration only. An               5         $37,480    $44,404      $52,421    $36,877    $43,801      $51,818
illustration is not intended to predict        6         $45,426    $55,403      $67,404    $44,944    $54,921      $66,922
actual performance. Interest rates,            7         $53,187    $66,818      $83,860    $52,825    $66,456      $83,498
dividends, and values set forth in the         8         $60,760    $78,661     $101,934    $60,519    $78,419     $101,692
illustration are not guaranteed.               9         $68,145    $90,947     $121,789    $68,024    $90,826     $121,668
                                              10         $75,336   $103,687     $143,599    $75,336   $103,687     $143,599
                                              15        $110,488   $178,529     $296,210   $110,488   $178,529     $296,210
                                              20        $140,047   $269,203     $546,253   $140,047   $269,203     $546,253
                                              25        $164,222   $382,335     $966,789   $164,222   $382,335     $966,789
                                              30        $177,835   $516,828   $1,657,634   $177,835   $516,828   $1,657,634
                                              35        $175,558   $672,390   $2,801,382   $175,558   $672,390   $2,801,382
                                              -----------------------------------------------------------------------------
                                                                                                                          7

ILLUSTRATIONS
                                              -----------------------------------------------------------------------------

                                              Illustration 5
                                              Cash value accumulation test at current cost of insurance rates
                                              Based on average annual advisory fees and expenses of the Portfolios

                                              CASH VALUE ACCUMULATION TEST
                                              FACE AMOUNT:$559,458
                                              MALE NONSMOKER ISSUE AGE 40
                                              PREMIUM:$10,000

                                              -----------------------------------------------------------------------------
Flexible premium                                           Total
variable universal life                                    premiums
Illustration of death benefits, Accumulated   End of       paid plus         End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.         Policy       interest at       hypothetical gross annual investment return of
                                              Year           5%                 0%                6%                12%
All premium payments are illustrated as if    -----------------------------------------------------------------------------
made at the beginning of the Policy Year.      1            $10,500          $559,458          $559,458            $559,458
                                               2            $21,525          $559,458          $559,458            $559,458
This illustration assumes no Policy loans      3            $33,101          $559,458          $559,458            $559,458
or Partial Withdrawals have been made.         4            $45,256          $559,458          $559,458            $559,458
                                               5            $58,019          $559,458          $559,458            $559,458
The death benefits, Accumulated Values and     6            $71,420          $559,458          $559,458            $559,458
Net Cash Surrender Values will differ if       7            $85,491          $559,458          $559,458            $559,458
premiums are paid in different amounts or      8           $100,266          $559,458          $559,458            $559,458
frequencies.                                   9           $115,779          $559,458          $559,458            $559,458
                                              10           $132,068          $559,458          $559,458            $559,458
The hypothetical investment rates shown       15           $226,575          $559,458          $559,458            $585,400
above and elsewhere in this prospectus are    20           $347,192          $559,458          $559,458            $950,218
illustrative only and should not be           25           $501,134          $559,458          $605,808          $1,475,838
interpreted as a representation of past or    30           $697,607          $559,458          $747,867          $2,221,367
future investment results. Actual rates of    35           $948,362          $559,458          $890,437          $3,278,308
return may be more or less than those shown   -----------------------------------------------------------------------------
and will depend on a number of factors,                 End of year                        End of year
including the investment allocations made to            ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
Variable Accounts by the Owner and the        End of    assuming hypothetical gross        assuming hypothetical gross
experience of the Accounts. No                Policy    annual investment return of        annual investment return of
representation can be made by us, the         Year         0%         6%         12%          0%         6%         12%
Separate Account or the Fund that these       -----------------------------------------------------------------------------
hypothetical rates of return can be achieved   1          $5,308     $5,678       $6,050     $3,350     $3,720       $4,092
for any one year or sustained over any         2         $10,818    $11,899      $13,026    $10,113    $11,195      $12,322
period of time.                                3         $16,967    $19,162      $21,537    $15,009    $17,204      $19,579
                                               4         $24,364    $28,169      $32,434    $22,406    $26,211      $30,476
This is an illustration only. An               5         $31,649    $37,577      $44,466    $29,690    $35,619      $42,508
illustration is not intended to predict        6         $38,776    $47,357      $57,705    $37,209    $45,791      $56,138
actual performance. Interest rates,            7         $45,742    $57,523      $72,275    $44,567    $56,348      $71,101
dividends, and values set forth in the         8         $52,564    $68,107      $88,336    $51,780    $67,324      $87,553
illustration are not guaranteed.               9         $59,266    $79,155     $106,075    $58,874    $78,764     $105,683
                                              10         $65,992    $90,842     $125,833    $65,992    $90,842     $125,833
                                              15         $98,906   $160,123     $265,863    $98,906   $160,123     $265,863
                                              20        $126,119   $245,516     $494,133   $126,119   $245,516     $494,133
                                              25        $147,742   $356,875     $869,400   $147,742   $356,875     $869,400
                                              30        $162,065   $492,324   $1,462,336   $162,065   $492,324   $1,462,336
                                              35        $167,974   $646,129   $2,378,844   $167,974   $646,129   $2,378,844
                                              -----------------------------------------------------------------------------

                                              -----------------------------------------------------------------------------

                                              Illustration 6
                                              Cash value accumulation test at guaranteed cost of insurance rates
                                              Based on average annual advisory fees and expenses of the Portfolios

                                              CASH VALUE ACCUMULATION TEST
                                              FACE AMOUNT:$559,458
                                              MALE NONSMOKER ISSUE AGE 40
                                              GUIDELINE SINGLE PREMIUM:$10,000

                                              -----------------------------------------------------------------------------
Flexible premium                                           Total
variable universal life                                    premiums
Illustration of death benefits, Accumulated   End of       paid plus         End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.         Policy       interest at       hypothetical gross annual investment return of
                                              Year           5%                 0%                6%                12%
All premium payments are illustrated as if    -----------------------------------------------------------------------------
made at the beginning of the Policy Year.      1            $10,500          $559,458          $559,458            $559,458
                                               2            $21,525          $559,458          $559,458            $559,458
This illustration assumes no Policy loans      3            $33,101          $559,458          $559,458            $559,458
or Partial Withdrawals have been made.         4            $45,256          $559,458          $559,458            $559,458
                                               5            $58,019          $559,458          $559,458            $559,458
*Additional payment will be required to        6            $71,420          $559,458          $559,458            $559,458
prevent Policy termination.                    7            $85,491          $559,458          $559,458            $559,458
                                               8           $100,266          $559,458          $559,458            $559,458
The death benefits, Accumulated Values and     9           $115,779          $559,458          $559,458            $559,458
Net Cash Surrender Values will differ if      10           $132,068          $559,458          $559,458            $559,458
premiums are paid in different amounts or     15           $226,575          $559,458          $559,458            $559,458
frequencies.                                  20           $347,192          $559,458          $559,458            $833,168
                                              25           $501,134          $559,458          $559,458          $1,260,765
The hypothetical investment rates shown       30           $697,607          $559,458          $574,601          $1,840,815
above and elsewhere in this prospectus        35           $948,362                $0*         $675,094          $2,632,765
are illustrative only and should not be       -----------------------------------------------------------------------------
interpreted as a representation of past                 End of year                        End of year
or future investment results. Actual                    ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
rates of return may be more or less than      End of    assuming hypothetical gross        assuming hypothetical gross
those shown and will depend on a number of    Policy    annual investment return of        annual investment return of
factors, including the investment             Year        0%          6%         12%          0%         6%          12%
allocations made to Variable Accounts by      -----------------------------------------------------------------------------
the Owner and the experience of the            1         $5,203      $5,570       $5,939    $3,245      $3,612       $3,981
accounts. No representation can be made by     2        $10,374     $11,435      $12,542    $9,670     $10,731      $11,838
us, the Separate Account or the Fund that      3        $16,066     $18,199      $20,511   $14,108     $16,241      $18,552
these hypothetical rates of return can be      4        $22,871     $26,542      $30,663   $20,913     $24,584      $28,705
achieved for any one year or sustained         5        $29,429     $35,110      $41,727   $27,471     $33,152      $39,769
over any period of time.                       6        $35,727     $43,900      $53,787   $34,161     $42,334      $52,220
                                               7        $41,767     $52,924      $66,952   $40,591     $51,749      $65,777
This is an illustration only. An               8        $47,539     $62,184      $81,338   $46,756     $61,401      $80,555
illustration is not intended to predict        9        $53,077     $71,726      $97,119   $52,685     $71,335      $96,727
actual performance. Interest rates,           10        $58,491     $81,685     $114,581   $58,491     $81,685     $114,581
dividends, and values set forth in the        15        $82,331    $138,299     $236,624   $82,331    $138,299     $236,624
illustration are not guaranteed.              20        $95,422    $203,172     $433,265   $95,422    $203,172     $433,265
                                              25        $93,990    $282,005     $742,703   $93,990    $282,005     $742,703
                                              30        $64,669    $378,262   $1,211,816   $64,669    $378,262   $1,211,816
                                              35             $0*   $489,869   $1,910,418        $0*   $489,869   $1,910,418
                                              -----------------------------------------------------------------------------
                                                                                                                          9

ILLUSTRATIONS
                                              ------------------------------------------------------------------------------

                                              Illustration 7
                                              Death benefit Option A and guideline premium test at current cost of insurance rates
                                              Based on a weighted average of annual advisory fees and expenses of the
                                              Portfolios

                                              DEATH BENEFIT OPTION A
                                              GUIDELINE PREMIUM TEST
                                              FACE AMOUNT:$559,458
                                              MALE NONSMOKER ISSUE AGE 40
                                              ANNUAL PREMIUM:$10,000

                                              -----------------------------------------------------------------------------
Flexible premium                                           Total
variable universal life                                    premiums
Illustration of death benefits, Accumulated   End of       paid plus         End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values          Policy       interest at       hypothetical gross annual investment return of
                                              Year           5%                 0%                6%                12%
All premium payments are illustrated as if    -----------------------------------------------------------------------------
made at the beginning of the Policy Year.      1            $10,500          $559,458          $559,458            $559,458
                                               2            $21,525          $559,458          $559,458            $559,458
This illustration assumes no Policy loans      3            $33,101          $559,458          $559,458            $559,458
or Partial Withdrawals have been made.         4            $45,256          $559,458          $559,458            $559,458
                                               5            $58,019          $559,458          $559,458            $559,458
The death benefits, Accumulated Values and     6            $71,420          $559,458          $559,458            $559,458
Net Cash Surrender Values will differ if       7            $85,491          $559,458          $559,458            $559,458
premiums are paid in different amounts or      8           $100,266          $559,458          $559,458            $559,458
frequencies.                                   9           $115,779          $559,458          $559,458            $559,458
                                              10           $132,068          $559,458          $559,458            $559,458
The hypothetical investment rates shown       15           $226,575          $559,458          $559,458            $559,458
above and elsewhere in this prospectus        20           $347,192          $559,458          $559,458            $683,117
are illustrative only and should not be       25           $501,134          $559,458          $559,458          $1,126,839
interpreted as a representation of past or    30           $697,607          $559,458          $600,746          $1,879,928
future investment results. Actual rates of    35           $948,362          $559,458          $769,632          $2,997,181
return may be more or less than those shown   -----------------------------------------------------------------------------
and will depend on a number of factors,                 End of year                        End of year
including the investment allocations made               ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
to Variable Accounts by the Owner and the     End of    assuming hypothetical gross        assuming hypothetical gross
experience of the Accounts. No                Policy    annual investment return of        annual investment return of
representation can be made by us, the         Year         0%         6%         12%          0%         6%         12%
Separate Account or the Fund that these       -----------------------------------------------------------------------------
hypothetical rates of return can be            1          $5,315     $5,686       $6,058     $3,357     $3,728       $4,100
achieved for any one year or sustained         2         $10,839    $11,923      $13,052    $10,135    $11,218      $12,348
over any period of time.                       3         $17,010    $19,211      $21,593    $15,052    $17,253      $19,634
                                               4         $24,436    $28,255      $32,536    $22,478    $26,297      $30,578
This is an illustration only. An               5         $31,759    $37,714      $44,633    $29,801    $35,755      $42,675
illustration is not intended to predict        6         $38,933    $47,559      $57,961    $37,366    $45,992      $56,394
actual performance. Interest rates,            7         $45,954    $57,805      $72,648    $44,779    $56,629      $71,473
dividends, and values set forth in the         8         $52,838    $68,486      $88,857    $52,055    $67,702      $88,073
illustration are not guaranteed.               9         $59,610    $79,649     $106,781    $59,218    $79,257     $106,389
                                              10         $66,414    $91,472     $126,769    $66,414    $91,472     $126,769
                                              15         $99,840   $161,829     $269,016    $99,840   $161,829     $269,016
                                              20        $127,745   $249,187     $509,789   $127,745   $249,187     $509,789
                                              25        $150,262   $364,504     $923,638   $150,262   $364,504     $923,638
                                              30        $165,654   $517,884   $1,620,628   $165,654   $517,884   $1,620,628
                                              35        $172,837   $719,283   $2,801,103   $172,837   $719,283   $2,801,103
                                              -----------------------------------------------------------------------------

                                              ------------------------------------------------------------------------------

                                              Illustration 8
                                              Death benefit Option A and guideline premium test at guaranteed cost of insurance rates
                                              Based on a weighted average of annual advisory fees and expenses of the
                                              Portfolios

                                              DEATH BENEFIT OPTION A
                                              GUIDELINE PREMIUM TEST
                                              FACE AMOUNT:$559,458
                                              MALE NONSMOKER ISSUE AGE 40
                                              GUIDELINE SINGLE PREMIUM:$10,000

                                              ------------------------------------------------------------------------------
Flexible premium                                            Total
variable universal life                                     premiums
Illustration of death benefits, Accumulated   End of        paid plus         End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values          Policy        interest at       hypothetical gross annual investment return of
                                              Year              5%               0%                6%                12%
All premium payments are illustrated as if    ------------------------------------------------------------------------------
made at the beginning of the Policy Year.      1             $10,500          $559,458          $559,458            $559,458
                                               2             $21,525          $559,458          $559,458            $559,458
This illustration assumes no Policy loans      3             $33,101          $559,458          $559,458            $559,458
or Partial Withdrawals have been made.         4             $45,256          $559,458          $559,458            $559,458
                                               5             $58,019          $559,458          $559,458            $559,458
*Additional payment will be required to        6             $71,420          $559,458          $559,458            $559,458
prevent Policy termination.                    7             $85,491          $559,458          $559,458            $559,458
                                               8            $100,266          $559,458          $559,458            $559,458
The death benefits, Accumulated Values and     9            $115,779          $559,458          $559,458            $559,458
Net Cash Surrender Values will differ if      10            $132,068          $559,458          $559,458            $559,458
premiums are paid in different amounts or     15            $226,575          $559,458          $559,458            $559,458
frequencies.                                  20            $347,192          $559,458          $559,458            $602,973
                                              25            $501,134          $559,458          $559,458            $991,309
The hypothetical investment rates shown       30            $697,607          $559,458          $559,458          $1,637,713
above and elsewhere in this prospectus are    35            $948,362                $0*         $572,215          $2,578,617
illustrative only and should not be           ------------------------------------------------------------------------------
interpreted as a representation of past or             End of year                        End of year
future investment results. Actual rates of             ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
return may be more or less than those shown   End of   assuming hypothetical gross        assuming hypothetical gross
and will depend on a number of factors,       Policy   annual investment return of        annual investment return of
including the investment allocations made     Year       0%          6%         12%         0%            6%          12%
to Variable Accounts by the Owner and the     ------------------------------------------------------------------------------
experience of the Accounts. No                 1        $5,211      $5,578       $5,947    $3,253       $3,620        $3,989
representation can be made by us, the          2       $10,395     $11,458      $12,567    $9,691      $10,754       $11,863
Separate Account or the Fund that these        3       $16,107     $18,247      $20,565   $14,149      $16,289       $18,607
hypothetical rates of return can be achieved   4       $22,941     $26,625      $30,762   $20,983      $24,667       $28,804
for any one year or sustained over any         5       $29,535     $35,241      $41,889   $27,577      $33,283       $39,931
period of time.                                6       $35,877     $44,093      $54,032   $34,310      $42,526       $52,465
                                               7       $41,967     $53,192      $67,307   $40,792      $52,016       $66,132
This is an illustration only. An               8       $47,797     $62,542      $81,833   $47,013      $61,759       $81,049
illustration is not intended to predict        9       $53,398     $72,191      $97,787   $53,006      $71,799       $97,395
actual performance. Interest rates,           10       $58,883     $82,275     $115,464   $58,883      $82,275      $115,464
dividends, and values set forth in the        15       $83,176    $139,872     $239,548   $83,176     $139,872      $239,548
illustration are not guaranteed.              20       $96,858    $206,538     $449,980   $96,858     $206,538      $449,980
                                              25       $96,151    $288,579     $812,548   $96,151     $288,579      $812,548
                                              30       $67,666    $390,886   $1,411,822   $67,666     $390,886    $1,411,822
                                              35            $0*   $534,780   $2,409,923        $0*    $534,780    $2,409,923
                                              ------------------------------------------------------------------------------
                                                                                                                          11

Form No. 15-22030-00

     Supplement dated December 17, 1999 to Prospectus Dated May 1, 1999 for
                             Pacific Select Choice
               Flexible Premium Variable Life Insurance Policies
                    Issued by Pacific Life Insurance Company

In this supplement, you and your mean the     This supplement provides information about four additional Variable Investment
Policyholder or Owner. Pacific Life, we, us,  Options offered under this Policy. Each of these Investment Options is set up
and our refer to Pacific Life Insurance       as a Variable Account under our Separate Account and invests in a corresponding
Company. M Fund refers to M Fund, Inc.        Portfolio of the M Fund.
You'll find an explanation of what
capitalized terms mean in the                     Variable Account I:    Brandes International Equity Fund
accompanying variable life insurance              Variable Account II:   Turner Core Growth Fund
prospectus or the M Fund prospectus.              Variable Account III:  Frontier Capital Appreciation Fund
                                                  Variable Account IV:   Enhanced U.S. Equity Fund
The M Fund is described in detail in its
prospectus and in its Statement of            You can allocate premium payments and transfer Accumulated Value to these
Additional Information (SAI).                 Variable Investment Options, as well as to the other Investment Options described in the accompanying Pacific Select Choice prospectus.
Pacific Select Choice is described in detail
in the accompanying variable life insurance   INFORMATION ABOUT M FUND
prospectus. Except as described below, all
features and procedures of the Policy         M Fund, Inc.
described in its prospectus remain intact.    M Fund is a diversified, open-end management investment company registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. M Fund currently offers four separate Portfolios as Investment Options under the Policies. Each Portfolio pursues different investment objectives and policies. The shares of each Portfolio are purchased by us for the corresponding Variable Account at net asset value, i.e., without sales load.
                                              All dividends and capital gains distributions received from a Portfolio are automatically reinvested in such Portfolio at net asset value, unless we, on behalf of the Separate Account, elect otherwise. M Fund shares may be redeemed by us at their net asset value to the extent necessary to make payments under the Policies.

                                                                                                                            1

Your Policy's Accumulated           The following chart is a summary of the M Fund Portfolios. You'll find detailed
Value will fluctuate                descriptions of the Portfolios, including the risks associated with investing
depending on the Investment         in the Portfolios, in the M Fund prospectus. There's no guarantee that a
Options you've chosen.              Portfolio will achieve its investment objective. You should read the M Fund prospectus carefully before investing.

                                                      The Portfolio's    The Portfolio's Main
                                    Portfolio         Investment Goal    Investments                        Portfolio Manager

                                    Brandes           Long-term capital  Equity securities of foreign       Brandes Investment
                                    International     appreciation.      issuers, including common stocks,  Partners, L.P.
                                    Equity                               preferred stocks and securities
                                                                         that are convertible into common
                                                                         stocks. Focuses on stocks with
                                                                         capitalizations of $1 billion
                                                                         or more.

                                    Turner Core       Long-term capital  Common stocks that show strong     Turner Investment
                                    Growth Fund       appreciation.      earnings potential and also have   Partners, Inc.
                                                                         reasonable valuations.

                                    Frontier Capital  Maximum capital    Common stock of companies of all   Frontier Capital
                                    Appreciation      appreciation.      sizes with emphasis on stocks      Management
                                                                         companies with capitalizations of  Company, Inc.
                                                                         less than $3 billion.

                                    Enhanced U.S.     Above-market       Common stocks of U.S. companies    Franklin Portfolio
                                    Equity            total return.      which the portfolio manager        Associates LLC
                                                                         believes have the potential for
                                                                         higher rates of return than the
                                                                         Standard & Poor's 500 Composite
                                                                         Stock Price Index while having
                                                                         risks similar to those of the
                                                                         index.

We are not responsible for          M Financial Investment Advisers, Inc. (MFIA) is the investment adviser for each
the operation of the M Fund or      Portfolio of the M Fund, and has retained other firms to manage the Portfolios.
any of its Portfolios. We also      MFIA and the M Fund's Board of Directors oversee the management of all of the M
are not responsible for ensuring    Fund's Portfolios.
that the M Fund and its
Portfolios comply with any
laws that apply.

You'll find more information about Policy     Fees and Expenses Paid by the M Fund
charges in An Overview of Pacific Select      The M Fund pays advisory fees and other expenses. These are deducted from the
Choice in the accompanying variable life      assets of each Portfolio and may vary from year to year. They are not fixed and
insurance prospectus.                         are not part of the terms of your Policy. If you choose a Variable Investment
                                              Option, these fees and expenses affect you indirectly because they reduce
You'll find more about M Fund fees and        Portfolio returns.
expenses in the accompanying
M Fund prospectus.                            M Fund's expenses are assessed at the Fund level and are not direct charges against the Variable Accounts or the Policy's Accumulated Value. These expenses are taken into account in computing each Portfolio's net asset value. We in turn use each Portfolio's net asset value to compute the corresponding Variable
                                              Account's Accumulation Unit Value.

                                              . Advisory fee
                                              MFIA is the investment adviser to the M Fund. The M Fund pays an advisory fee to MFIA for these services. The table below shows the advisory fee as an annual percentage of each Portfolio's average daily net assets.

                                              . Other expenses
                                              The table also shows expenses the M Fund paid in 1998 as an annual percentage of each Portfolio's average daily net assets. MFIA has agreed to pay operating expenses of the M Fund (not including brokerage or other Portfolio transaction expenses, expenses for litigation, indemnification, taxes, or other extraordinary expenses) that exceed 0.25% of each Portfolio's average daily net assets. MFIA does this voluntarily, but does not guarantee that it will continue to do so after December 31, 1999.

                                              M Fund Expenses after Expense Limitation/1/

                                                                             Advisory   Other       Total
                                                                             fee        expenses    expenses
                                                                             --------   --------    --------
                                              Brandes International Equity    1.05%      0.25%       1.30%
                                              Turner Core Growth              0.45%      0.25%       0.70%
                                              Frontier Capital Appreciation   0.90%      0.25%       1.15%
                                              Enhanced U.S. Equity            0.55%      0.25%       0.80%

                                              /1/ Actual expenses for 1998 were 3.57% for Brandes International Equity
                                              Portfolio, 3.42% for Turner Core Growth Portfolio, 1.75% for Frontier Capital
                                              Appreciation Portfolio, and 2.34% for Enhanced U.S. Equity Portfolio. MFIA paid the difference.

                                              Statements and reports we'll send you
                                              We'll send you financial statements that we receive from M Fund.

The rights we describe in the                 Voting rights
accompanying variable life insurance          We're the legal owner of the shares of the M Fund that are held by the Variable
prospectus under Disregard of Voting          Accounts. The voting rights we describe in the Voting of Fund Shares section of
Instructions and Substitution of Investments  the accompanying variable life insurance prospectus and how we'll exercise them
also apply to the M Fund.                     also apply to the M Fund.

                                                                                                                             3
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ILLUSTRATIONS

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                                              --------------------------------------------------------------------------------
If you ask us, we'll provide you with         Illustrations 1 and 2, which appear on the following pages, illustrate how the
different kinds of illustrations:             death benefit, Accumulated Value and Net Cash Surrender Value of a hypothetical
                                              Policy may vary over an extended period of time, based on certain hypothetical
 . Illustrations similar to the ones in the    rates of return.
  prospectus and this supplement, but
  based on information you give us about      These illustrations are based on a hypothetical Policy with the following
  the Age of the person to be insured by      characteristics:
  the Policy, their risk classes, the Face
  Amount, the death benefit and               . the Face Amount is $559,458
  premium payments.
                                              . the annual premium is $10,000
 . Illustrations that show the allocation of
  premium payments to specified Variable      . on the Policy Date, the person insured by the Policy is a 40-year old male
  Accounts. These will reflect the              non-smoker
  expenses of the Portfolio in which the
  Variable Account invests.                   The cost of insurance rates vary by illustration, as follows:
                                              ----------------------------------------------
 . Illustrations that use a hypothetical gross                         Cost of insurance rate
  rate of return that's greater than 12%.     ----------------------------------------------
  These are available only to certain large   Illustration 1          Current
  institutional investors.                    Illustration 2          Guaranteed
                                              ----------------------------------------------

                                              Assumptions
                                              The illustrations are based on the guideline premium test. Here are the assumptions we're using:

                                              . The hypothetical rates of return are equal to constant gross annual rates of
                                                0%, 6% and 12%.

                                              . All premium payments are made at the beginning of the Policy Year.

                                              . An amount equal to the annual premium, after taxes, is invested to earn interest at 5% compounded annually for the second column of each table, Total premiums paid plus interest at 5%, which shows the amount that would accumulate.

                                              . No Policy loans have been taken out.
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4
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                                              . The amounts shown for the death benefits, Accumulated Values and Net Cash
                                                Surrender Values reflect charges deducted from the Variable Accounts. This means that the net investment return on the Variable Accounts is lower than the gross investment return on the assets.

                                              . The amounts shown for the death benefits, Accumulated Values and Net Cash
                                                Surrender Values also reflect premium loads, administrative charges and mortality and expense risk charges.

The Pacific Select Fund's investment          . The Illustrations assume total annual advisory fees and expenses of .80% of
advisory fees and expenses are shown            total average daily net assets of the Fund. This reflects average advisory
in An Overview of Pacific Select Choice.        fees of .69% and average expenses of .11% based upon fees and expenses of
                                                Portfolios available as Investment Options under the Policy.
The M Fund's investment advisory fees
and expenses are shown on page 3 of           . There are no charges against the Variable Accounts for income taxes but we
this supplement.                                reserve the right to impose charges in the future.

                                              Things to keep in mind
                                              Here are a few things to keep in mind when reviewing the illustrations:

                                              . The values shown would be different if, although the gross annual investment rates of return averaged 0%, 6% or 12% over a period of years, they also rose above or fell below those averages for individual Policy years.

                                              . After we've deducted the charges and fund expenses described in the assumptions above, the illustrated gross annual investment rates of return of
                                                0%, 6% and 12% correspond to approximate net annual rates of return of -.80%,
                                                5.15%, and 11.10%.

                                              . The amounts shown would be different if unisex insurance rates were used or if the person insured by the Policy was female and insurance rates for females were used.

                                              . For the illustration that assumes current cost of insurance rates, the amounts shown would be different if the person insured by the Policy was a smoker and rates for smokers were used.

                                              . The Portfolio expenses used in the illustrations do not include foreign taxes.
                                                Here's what foreign taxes were for the year ended December 31, 1998:

                                              -------------------------------------------------------------
                                                                                      Percentage of average
                                              Portfolio                               daily net assets
                                              -------------------------------------------------------------
                                              Pacific Select Fund:
                                               Aggressive Equity                          0.01%
                                               Growth LT                                  0.01%
                                               Equity Income                              0.01%
                                               Equity Index                               0.01%
                                               International                              0.23%
                                               Emerging Markets                           0.26%
                                              M Fund:
                                               Brandes International Equity               0.18%
                                              -------------------------------------------------------------

                                                                                                                             5
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                                              --------------------------------------------------------------------------------

                                              Illustration 1
                                              Death benefit Option A at current cost of insurance rates
                                              Based on average annual advisory fees and expenses of the Portfolios

                                              DEATH BENEFIT OPTION: A
                                              FACE AMOUNT:$559,458
                                              MALE NONSMOKER ISSUE AGE 40
                                              ANNUAL PREMIUM:$10,000

                                              --------------------------------------------------------------------------------
Flexible premium                                           Total
variable universal life                                    premiums
Illustration of death benefits, Accumulated   End of       paid plus            End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.         Policy       interest at          hypothetical gross annual investment return of
                                              Year            5%                   0%               6%                 12%
All premium payments are illustrated as if    --------------------------------------------------------------------------------
made at the beginning of the Policy Year.      1             $10,500            $559,458         $559,458             $559,458
                                               2             $21,525            $559,458         $559,458             $559,458
This illustration assumes no Policy loans      3             $33,101            $559,458         $559,458             $559,458
or Partial Withdrawals have been made.         4             $45,256            $559,458         $559,458             $559,458
                                               5             $58,019            $559,458         $559,458             $559,458
The death benefits, Accumulated Values         6             $71,420            $559,458         $559,458             $559,458
and Net Cash Surrender Values will differ      7             $85,491            $559,458         $559,458             $559,458
if premiums are paid in different amounts      8            $100,266            $559,458         $559,458             $559,458
or frequencies.                                9            $115,779            $559,458         $559,458             $559,458
                                              10            $132,068            $559,458         $559,458             $559,458
The hypothetical investment rates shown       15            $226,575            $559,458         $559,458             $559,458
above and elsewhere in this prospectus        20            $347,192            $559,458         $559,458             $669,310
are illustrative only and should not be       25            $501,134            $559,458         $559,458           $1,097,583
interpreted as a representation of past or    30            $697,607            $559,458         $582,365           $1,819,515
future investment results. Actual rates of    35            $948,362            $559,458         $742,447           $2,881,472
return may be more or less than those         --------------------------------------------------------------------------------
shown and will depend on a number of                       End of year                        End of year
factors, including the investment                          ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
allocations made to Variable Accounts by      End of       assuming hypothetical gross        assuming hypothetical gross
the Owner and the experience of the           Policy       annual investment return of        annual investment return of
Accounts. No representation can be            Year            0%         6%         12%          0%         6%         12%
made by us, the Separate Account or the       --------------------------------------------------------------------------------
underlying funds that these hypothetical       1             $5,306     $5,676       $6,048     $3,348     $3,718       $4,090
rates of return can be achieved for any        2            $10,812    $11,893      $13,020    $10,108    $11,189      $12,315
one year or sustained over any period of       3            $16,957    $19,150      $21,523    $14,998    $17,192      $19,565
time.                                          4            $24,346    $28,148      $32,409    $22,388    $26,189      $30,450
                                               5            $31,621    $37,543      $44,424    $29,663    $35,585      $42,466
This is an illustration only. An               6            $38,736    $47,307      $57,641    $37,170    $45,740      $56,074
illustration is not intended to predict        7            $45,689    $57,452      $72,183    $44,514    $56,277      $71,007
actual performance. Interest rates,            8            $52,496    $68,012      $88,206    $51,712    $67,229      $87,423
dividends, and values set forth in the         9            $59,180    $79,032     $105,899    $58,788    $78,640     $105,507
illustration are not guaranteed.              10            $65,887    $90,686     $125,600    $65,887    $90,686     $125,600
                                              15            $98,673   $159,699     $265,117    $98,673   $159,699     $265,117
                                              20           $125,715   $244,606     $499,485   $125,715   $244,606     $499,485
                                              25           $147,117   $355,622     $899,658   $147,117   $355,622     $899,658
                                              30           $161,177   $502,039   $1,568,548   $161,177   $502,039   $1,568,548
                                              35           $166,776   $693,875   $2,692,965   $166,776   $693,875   $2,692,965
                                              --------------------------------------------------------------------------------
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6
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                                                --------------------------------------------------------------------------------

                                                Illustration 2
                                                Death benefit Option A at guaranteed cost of insurance rates
                                                Based on average annual advisory fees and expenses of the Portfolios

                                                DEATH BENEFIT OPTION: A
                                                FACE AMOUNT:$559,458
                                                MALE NONSMOKER ISSUE AGE 40
                                                GUIDELINE SINGLE PREMIUM:$10,000

Flexible premium                                --------------------------------------------------------------------------------
variable universal life                                   Total
Illustration of death benefits, Accumulated               premiums
Values and Net Cash Surrender Values.           End of    paid plus             End of year DEATH BENEFIT assuming
                                                Policy    interest at           hypothetical gross annual investment return of
All premium payments are illustrated as if      Year         5%                    0%                  6%                 12%
made at the beginning of the Policy Year.       --------------------------------------------------------------------------------
                                                 1         $10,500              $559,458            $559,458            $559,458
This illustration assumes no Policy loans        2         $21,525              $559,458            $559,458            $559,458
or Partial Withdrawals have been made.           3         $33,101              $559,458            $559,458            $559,458
                                                 4         $45,256              $559,458            $559,458            $559,458
*Additional payment will be required to          5         $58,019              $559,458            $559,458            $559,458
prevent Policy termination.                      6         $71,420              $559,458            $559,458            $559,458
                                                 7         $85,491              $559,458            $559,458            $559,458
The death benefits, Accumulated Values           8        $100,266              $559,458            $559,458            $559,458
and Net Cash Surrender Values will differ        9        $115,779              $559,458            $559,458            $559,458
if premiums are paid in different amounts       10        $132,068              $559,458            $559,458            $559,458
or frequencies.                                 15        $226,575              $559,458            $559,458            $559,458
                                                20        $347,192              $559,458            $559,458            $589,906
The hypothetical investment rates shown         25        $501,134              $559,458            $559,458            $964,437
above and elsewhere in this prospectus          30        $697,607              $559,458            $559,458          $1,583,541
are illustrative only and should not be         35        $948,362                    $0*           $559,458          $2,477,012
interpreted as a representation of past         --------------------------------------------------------------------------------
or future investment results. Actual rates                End of year                           End of year
of return may be more or less than those                  ACCUMULATED VALUE                     NET CASH SURRENDER VALUE
shown and will depend on a number of            End of    assuming hypothetical gross           assuming hypothetical gross
factors, including the investment               Policy    annual investment return of           annual investment return of
allocations made to Variable Accounts by        Year        0%          6%         12%            0%          6%         12%
the Owner and the experience of the             --------------------------------------------------------------------------------
Accounts. No representation can be               1         $5,201      $5,568       $5,937       $3,243      $3,610       $3,978
made by us, the Separate Account or the          2        $10,369     $11,429      $12,535       $9,665     $10,725      $11,831
underlying funds that these hypothetical         3        $16,056     $18,188      $20,497      $14,098     $16,230      $18,539
rates of return can be achieved for any          4        $22,854     $26,521      $30,639      $20,896     $24,563      $28,681
one year or sustained over any period of         5        $29,403     $35,078      $41,687      $27,445     $33,119      $39,729
time.                                            6        $35,690     $43,852      $53,725      $34,123     $42,286      $52,159
                                                 7        $41,716     $52,857      $66,864      $40,541     $51,682      $65,688
This is an illustration only. An                 8        $47,475     $62,095      $81,215      $46,691     $61,311      $80,432
illustration is not intended to predict          9        $52,997     $71,610      $96,953      $52,604     $71,218      $96,560
actual performance. Interest rates,             10        $58,394     $81,539     $114,362      $58,394     $81,539     $114,362
dividends, and values set forth in the          15        $82,120    $137,909     $235,899      $82,120    $137,909     $235,899
illustration are not guaranteed.                20        $95,065    $202,338     $440,229      $95,065    $202,338     $440,229
                                                25        $93,455    $280,383     $790,522      $93,455    $280,383     $790,522
                                                30        $63,930    $375,433   $1,365,122      $63,930    $375,433   $1,365,122
                                                35             $0*   $505,053   $2,314,965           $0*   $505,053   $2,314,965
                                                --------------------------------------------------------------------------------

                                                                                                                               7
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Form No. 15-21533-01